DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Interest rate contracts Prepaid expenses and other assets	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Derivatives designated as hedging instruments	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Derivatives designated as hedging instruments	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Derivatives designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Prepaid expenses and other assets
Fair value of derivative financial instrument
Fair value of derivative					$ 0	$ 0
Asset Derivatives	$ 5,500	$ 4,500	$ 548	$ 1,355			$ 861	$ 23	$ 548	$ 494